Organization, Principal Activities and Management’s Plans - Schedule of Details of the Subsidiary Companies (Details)	6 Months Ended
Apr. 30, 2025
Decent Hong Kong Holding International Limited (“Decent HK”) [Member]
Schedule of Details of the Subsidiary Companies [Line Items]
Date of Incorporation	Feb. 24, 2022
Place of Incorporation	Hong Kong
Percentage of Ownership	100.00%
Principal Activities	Investment Holding
Shandong Naxin Ecological Environment Engineering Co., Limited (“WFOE”) [Member]
Schedule of Details of the Subsidiary Companies [Line Items]
Date of Incorporation	Sep. 30, 2022
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Principal Activities	Investment Holding
Shandong Dingxin Ecology Environmental Co., Limited (“Decent China”) [Member]
Schedule of Details of the Subsidiary Companies [Line Items]
Date of Incorporation	Sep. 05, 2011
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Principal Activities	Wastewater treatment, river water quality management, and microbial product sales